Income tax expense (Tables)	12 Months Ended
Dec. 31, 2019
Income tax expense
Schedule of income tax expenses

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Loss before taxes	(158,213)	(65,847)	(27,479)
Income tax calculated at 25%	39,553	16,462	6,870
Effect of expenses that are not deductible in determining taxable results	(7,701)	(3,934)	(1,141)
Effect of stock issue expenses that are not deductible in determining taxable results	5,750	3,716	5,754
Effect of concessions (R&D incentives and grants)	572	430	453
Effect of tax losses carried forward not recognized (Netherlands)	(356)	—	—
Effect of usage of tax losses carried forward not previously recognized (Netherlands)	—	—	19,378
Effect of tax losses carried forward not recognized (Belgium)	(11,314)	(5,511)	(27,413)
Effect of adjustments for current tax of prior periods (Belgium)	(3,876)	—	—
Effect of change in corporate tax rate on deferred tax asset not previously recognized (Belgium)	—	—	373
Effect of different tax rates in jurisdictions in which the company operates	(52)	(15)	(517)
Deferred tax asset other than loss carryforwards not recognized	(27,341)	(11,968)	(4,363)
Other	13	26	9
Income tax expense recognized in the consolidated statement of profit and loss	€(4,752)	€(794)	€(597)